Personnel expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Personnel expenses	Personnel expenses:
Personnel expenses are included in cost of product and service revenues, research and product development expense, general and administrative expense, sales and marketing expense, and other expense.

	December 31, 2025	December 31, 2024
Salaries and employee benefits	$84,978	$112,563
Share-based compensation (note 19)	6,339	7,456
	$91,317	$120,019